Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Oct. 20, 2023	Jan. 18, 2023
Warrant Liabilities [Line Items]
Price per warrant	$ 0.01
Shares issued, price per share		$ 10
Warrants outstanding (in Shares)		27,840,000
Number of trading days	20 days
Period of commencing warrants	30 days
Public share			$ 0.0175	$ 0.04
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value		115.00%
Stock price trigger for redemption of public warrants		$ 18
Class of warrant or right adjustment of redemption price of warrants or rights percent based on market value		180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Public warrants expiration term		5 years
Threshold period for registration statement to be effective after which warrants can be exercised		60 days
Trading day prior to the date on which the notice of exercise		10 days
Fair market value price		$ 0.361
Outstanding warrants percentage		50.00%
Initial Business Combination [Member]
Warrant Liabilities [Line Items]
Public share		$ 9.2
Public Warrants [Member]
Warrant Liabilities [Line Items]
Price per warrant	$ 11.5
Private warrants were forfeited (in Shares)	14,040,000
Warrants outstanding (in Shares)	13,800,000
Private Placement Warrants
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)
Public Warrant [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		10
Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		18
Public share		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants		20 days
Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		$ 0.1
Minimum threshold written notice period for redemption of public warrants		30 days
Warrant [Member]
Warrant Liabilities [Line Items]
Threshold trading days for redemption of public warrants		20 days
Ordinary share [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	$ 11.5
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	12	$ 10
Sale price per share	$ 18
Public share		1,488,000
Stock price trigger for redemption of public warrants		$ 18
Trading day prior to the date on which the notice of exercise		10 days
Public share		$ 10
Class A Ordinary Shares [Member] | Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		18
Class A Ordinary Shares [Member] | Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		$ 10
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		13,800,000
Public Warrants [Member] | Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		$ 11.5
Public Warrants [Member] | Ordinary share [Member]
Warrant Liabilities [Line Items]
Public share		$ 9.2
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		14,040,000